DocumentAndEntityInformation	Nov. 12, 2026
Document Information Line Items
Entity Central Index Key	0001162896
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Prairie Operating Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41895
Entity Tax Identification Number	98-0357690
Entity Address, Address Line One	55 Waugh Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	766-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PROP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false